Provident Funding Mortgage Trust 2021-J1 ABS-15G

Exhibit 99.2

Exception Level
Run Date - 9/3/2021

Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Seller Comments	Reviewer Comments	Exception Remediation	Compensating Factors
V3WVWPLRXFA	XXXXXXXXX	2021040240	Credit		Active	2: Acceptable with Warnings	V3WVWPLRXFA-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.
ZSUKYZ1YKJX	XXXXXXXXX	2021040005	Compliance	Active	2: Acceptable with Warnings	ZSUKYZ1YKJX-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	xx/xx/xxxx - Dispute: This is not a jumbo loan. As such, there is no DU only requirement in the CLP conforming guidelines
											xx/xx/xxxx - Dispute: This is not a jumbo loan. As such, there is no DU only requirement in the CLP conforming guidelines.
RW4GRP4SJFZ	XXXXXXXXX	2021040006	Compliance	Active	2: Acceptable with Warnings	RW4GRP4SJFZ-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	xx/xx/xxxx - Dispute: xxx and xxx frequently used interchageably. The appraiser even references the subject property as being located in xxx (p.744). Therefore, the appraisal showing xxx is acceptable because it is clear that the appraisal is referencing the subject property.
											xx/xx/xxxx - Dispute: The risk reduction gained from signed tax returns is rendered moot with corresponding tax return transcripts ordered and obtained by PF during origination.
MSCC1RFUHHG	XXXXXXXXX	2021040010	Compliance	Active	2: Acceptable with Warnings	MSCC1RFUHHG-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	xx/xx/xxxx - Dispute: Internal policies and procedures allow for a 30 day exception to this PF overlay of a 90 day credit report rule without documenting in the file. This allowance is for certain credit transactions, specifically non-jumbo as disclosed in our policies and procedures section 24.9.13.
xx/xx/xxxx - Dispute: The HOA contact information is on the appraisal (p.404) "xxx HOA is managed by xxx xxx, CA xxxxx, xxx-xxx-xxxx."
											xx/xx/xxxx - Dipsute: PF policy does not require a credit re-pull to fix a date of birth discrepancy as long as the borrower's name is reasonably consistent and the SSN matches exactly. The credit report is clearly referencing the borrower's identification.
5PC4X43GXAF	XXXXXXXXX	2021040012	Credit		Active	2: Acceptable with Warnings	5PC4X43GXAF-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)	There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	xx/xx/xxxx: Dispute: QM Points and Fees Test Provided
5PC4X43GXAF	XXXXXXXXX	2021040012	Compliance		Active	2: Acceptable with Warnings	5PC4X43GXAF-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
3LDKXERSNLV	XXXXXXXXX	2021040027	Compliance	Resolved	Resolved	3LDKXERSNLV-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on xx/xx/xxxx and per the last revised PCCD issued on xx/xx/xxxx, the loan disbursed on xx/xx/xxxx. Loan could not disburse until after the end of the rescission period; rescission ended on xx/xx/xxxx. The defect can be cured by providing the true funding date.	xx/xx/xxxx cleared. Per 12 CFR Part 1026 2021 xxx Holiday for Closed-End Mortgage Requirements, timing requirement determined using version of business day definition in effect on the date rescission period began, xx/xx/xxxx.
xx/xx/xxxx cleared. Per 12 CFR Part 1026 2021 xxx Holiday for Closed-End Mortgage Requirements, timing requirement determined using version of business day definition in effect on the date rescission period began, xx/xx/xxxx.

3LDKXERSNLV	XXXXXXXXX	2021040027	Compliance		Active	2: Acceptable with Warnings	3LDKXERSNLV-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
YT1IQXS5EYV	XXXXXXXXX	2021040380	Compliance	Resolved	Resolved	YT1IQXS5EYV-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated xx/xx/xxxx was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Evidence of CD receipt provided	xx/xx/xxxx Not cleared. Evidence of receipt for the initial CD issued on xx/xx/xxxx was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

xx/xx/xxxx Cleared. Evidence of receipt of initial CD issued xx/xx/xxxx is sufficient to resolve the violation.	xx/xx/xxxx Not cleared. Evidence of receipt for the initial CD issued on xx/xx/xxxx was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

													xx/xx/xxxx Cleared. Evidence of receipt of initial CD issued xx/xx/xxxx is sufficient to resolve the violation.
YT1IQXS5EYV	XXXXXXXXX	2021040380	Compliance	Resolved	Resolved	YT1IQXS5EYV-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on xx/xx/xxxx was not accepted because a valid change of circumstance was not provided: Point- Loan Discount Fee. A cost to cure in the amount of $xxx is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label)	Evidence of CD receipt provided	xx/xx/xxxx Not cleared. Because the loan failed the initial CD delivery date test), any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to discount points on CD xx/xx/xxxx did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

xx/xx/xxxx Cleared. Evidence of receipt of initial CD issued xx/xx/xxxx is sufficient to resolve the violation.	xx/xx/xxxx Not cleared. Because the loan failed the initial CD delivery date test), any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to discount points on CD xx/xx/xxxx did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

													xx/xx/xxxx Cleared. Evidence of receipt of initial CD issued xx/xx/xxxx is sufficient to resolve the violation.
SNSFFVVTK52	XXXXXXXXX	2021040404	Credit		Resolved	Resolved	SNSFFVVTK52-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	There is a large deposit of $xxx from xx/xx/xxxx that has not been sourced, reduced statement balances by this total. Borrower also has a xxx account and a xxx account. There is no proof of liquidation or terms of withdrawal included in loan file, cannot include these funds in cash to close requirement. Total cash to close = $xxx, total usable assets = $xxx.		xx/xx/xxxx: Cleared. Deposit is from bonus received pg 448 from employer.	xx/xx/xxxx: Cleared. Deposit is from bonus received pg 448 from employer.
SNSFFVVTK52	XXXXXXXXX	2021040404	Credit		Resolved	Resolved	SNSFFVVTK52-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	There is a large deposit of $xxx from xx/xx/xxxx that has not been sourced, need evidence of where funds came from. Borrower also has a xxx account and a xxx account. There is no proof of liquidation or terms of withdrawal included in loan file, cannot include these funds in cash to close requirement without this documentation.		xx/xx/xxxx: Cleared. Deposit is from bonus received pg 448 from employer.	xx/xx/xxxx: Cleared. Deposit is from bonus received pg 448 from employer.
SNSFFVVTK52	XXXXXXXXX	2021040404	Credit		Resolved	Resolved	SNSFFVVTK52-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	Primary residence had a mortgage at time of application but was paid in full prior to closing. Need clarification if property was refinanced and an additional mortgage now needs to be included in debt.		xx/xx/xxxx: Cleared. Borrower received bonus on xx/xx/xxxx of $xxx pg 448. This was used to payoff the mortgage on xxx property.	xx/xx/xxxx: Cleared. Borrower received bonus on xx/xx/xxxx of $xxx pg 448. This was used to payoff the mortgage on xxx property.
TAWIFY2XZHF	XXXXXXXXX	2021040451	Credit		Resolved	Resolved	TAWIFY2XZHF-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Security Instrument (Mortgage/Deed of Trust) is missing.	Mortgage provided	xx/xx/xxxx Cleared. The Mortgage provided resolved the exception	xx/xx/xxxx Cleared. The Mortgage provided resolved the violation.
TAWIFY2XZHF	XXXXXXXXX	2021040451	Credit		Resolved	Resolved	TAWIFY2XZHF-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing. The defect can be resolved by providing the executed missing document.	Note provided	xx/xx/xxxx Cleared. The Note provided resolved the exception	xx/xx/xxxx Cleared. The Note provided resolved the violation.
VQY01FUXF2R	XXXXXXXXX	2021040473	Credit		Resolved	Resolved	VQY01FUXF2R-LZI5MP1V	Front Ratio does not meet eligibility requirements	* Housing (Front) Ratio does not meet eligibility requirement(s) (Lvl R)	Housing ratio of46.855% exceeds maximum of 43% permitted per guidelines. Lender used monthly income of $xxx. Calculated pension per documentation in file is 8640.45. Lender grossed up income. Pension income is not eigible for gross up.		xx/xx/xxxx: Cleared. Income is non taxable per tax returns on page 308 grossing up DTI is under 43%	xx/xx/xxxx: Cleared. Income is non taxable per tax returns on page 308 grossing up DTI is under 43%
VQY01FUXF2R	XXXXXXXXX	2021040473	Credit		Resolved	Resolved	VQY01FUXF2R-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Housing ratio of46.855% exceeds maximum of 43% permitted per guidelines. Lender used monthly income of $xxx. Calculated pension per documentation in file is 8640.45. Lender grossed up income. Pension income is not eigible for gross up.		xx/xx/xxxx: Cleared. Income is non taxable per tax returns on page 308 grossing up DTI is under 43%	xx/xx/xxxx: Cleared. Income is non taxable per tax returns on page 308 grossing up DTI is under 43%
RWBLOZL55OP	XXXXXXXXX	2021040532	Compliance	Resolved	Resolved	RWBLOZL55OP-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The loan is understated by $xxx. The following fees were included in the calculation: Commitment Fee ($xxx), Loan Origination Fee ($xxx), Prepaid Interest ($xxx), Closing Protection Letter Fee ($xxx), Copy/Fax/Phone Fees ($xxx), Courier/Delivery Fee ($xxx), Email Doc Fee ($xxx), Mortgage Certification Fee ($xxx), Notice of Settlement Fee ($xxx), Recording Services Fee ($xxx), Settlement/Escrow Fee ($xxx), Transaction Management Fee ($xxx), and Wire Fee ($xxx). The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.	xx/xx/xxxx Cure, PCCD, LOE, copy of refund provided.	xx/xx/xxxx Not cleared. Courier and service fees are APR fees; the wire fee falls into the same category. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The loan is understated by $xxx. The following fees were included in the calculation: Commitment Fee ($xxx), Loan Origination Fee ($xxx), Prepaid Interest ($xxx), Closing Protection Letter Fee ($xxx), Copy/Fax/Phone Fees ($xxx), Courier/Delivery Fee ($xxx), Email Doc Fee ($xxx), Mortgage Certification Fee ($xxx), Notice of Settlement Fee ($xxx), Recording Services Fee ($xxx), Settlement/Escrow Fee ($xxx), Transaction Management Fee ($xxx), and Wire Fee ($xxx). The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

xx/xx/xxxx Not cleared. Although it is true that those services incurred in both a cash and credit transaction, the regulation also states that if the transaction requires the use of a settlement agent, the fee is a PFC. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $xxx. The following fees included in the calculation: Commitment Fee ($xxx), Loan Origination Fee ($xxx), Prepaid Interest ($xxx), Closing Protection Letter Fee ($xxx), Copy/Fax/Phone Fees ($xxx), Courier/Delivery Fee ($xxx), Email Doc Fee ($xxx), Mortgage Certification Fee ($xxx), Notice of Settlement Fee ($xxx), Recording Services Fee ($xxx), Settlement/Escrow Fee ($xxx), Transaction Management Fee ($xxx), and Wire Fee ($xxx). If any other fee should not be included, please provide a full explanation.

xx/xx/xxxx Cleared. Cure, PCCD, LOE, copy of refund provided.	xx/xx/xxxx Not cleared. Courier and service fees are APR fees; the wire fee falls into the same category. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The loan is understated by $xxx. The following fees were included in the calculation: Commitment Fee ($xxx), Loan Origination Fee ($xxx), Prepaid Interest ($xxx), Closing Protection Letter Fee ($xxx), Copy/Fax/Phone Fees ($xxx), Courier/Delivery Fee ($xxx), Email Doc Fee ($xxx), Mortgage Certification Fee ($xxx), Notice of Settlement Fee ($xxx), Recording Services Fee ($xxx), Settlement/Escrow Fee ($xxx), Transaction Management Fee ($xxx), and Wire Fee ($xxx). The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

xx/xx/xxxx Not cleared. Although it is true that those services incurred in both a cash and credit transaction, the regulation also states that if the transaction requires the use of a settlement agent, the fee is a PFC. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $xxx. The following fees included in the calculation: Commitment Fee ($xxx), Loan Origination Fee ($xxx), Prepaid Interest ($xxx), Closing Protection Letter Fee ($xxx), Copy/Fax/Phone Fees ($xxx), Courier/Delivery Fee ($xxx), Email Doc Fee ($xxx), Mortgage Certification Fee ($xxx), Notice of Settlement Fee ($xxx), Recording Services Fee ($xxx), Settlement/Escrow Fee ($xxx), Transaction Management Fee ($xxx), and Wire Fee ($xxx). If any other fee should not be included, please provide a full explanation.

													xx/xx/xxxx Cleared. Cure, PCCD, LOE, copy of refund provided.
XII2TG4I1H5	XXXXXXXXX	2021040102	Compliance		Resolved	Resolved	XII2TG4I1H5-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Compliance Tracker was provided	xx/xx/xxxx Cleared. Evidence of receipt date for Initial CD issued xx/xx/xxxx is sufficient to resolve the violation.	xx/xx/xxxx Cleared. Evidence of receipt date for Initial CD issued xx/xx/xxxx is sufficient to resolve the violation.
FL4JI0HMI4I	XXXXXXXXX	2021040110	Credit		Resolved	Resolved	FL4JI0HMI4I-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Preliminary title in the file shows the policy amount of $xxx, which is below the loan amount of $xxx. Missing evidence of final title to verify sufficient coverage.		xx/xx/xxxx: Exception satisfied, Title reflecting adequate coverage amount provided	xx/xx/xxxx: Exception satisfied, Title reflecting adequate coverage amount provided
FL4JI0HMI4I	XXXXXXXXX	2021040110	Credit		Resolved	Resolved	FL4JI0HMI4I-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	Missing VVOE in the file dated within 10 days of closing. Employment verification in the file (pg 591) is dated xx/xx/xxxx, which is 5 days after closing.		xx/xx/xxxx: Exception satisfied, per guideline the VVOE completed within 3 days of funding is acceptable	xx/xx/xxxx: Exception satisfied, per guideline the VVOE completed within 3 days of funding is acceptable
ARBS10G3MFH	XXXXXXXXX	2021040148	Compliance		Active	2: Acceptable with Warnings	ARBS10G3MFH-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	8/17- Uploaded replacement cost estimate to support hazard coverage in file.
V3WVWPLRXFA	XXXXXXXXX	2021040240	Credit		Resolved	Resolved	V3WVWPLRXFA-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Morgagee policy in the amount of $xxx is required. No mortgagee insurance in that amount was found.		xx/xx/xxxx: Exception satisfied, evidence of adequate insurance coverage provided	xx/xx/xxxx: Exception satisfied, evidence of adequate insurance coverage provided
3KVY1YJFXHZ	XXXXXXXXX	2021040288	Credit		Resolved	Resolved	3KVY1YJFXHZ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Missing HOA contact information, required per guides.		xx/xx/xxxx: Exception satsified, HOA information provided	xx/xx/xxxx: Exception satsified, HOA information provided
3KVY1YJFXHZ	XXXXXXXXX	2021040288	Credit		Resolved	Resolved	3KVY1YJFXHZ-3MGROFI3	Title issue	* Title issue (Lvl R)	Title shows address as"xxx" and HOI shows address as "xxx". Property address used for loan is "xxx". Both Title and HOI are missing portions of the property address, no explanation provided.		xx/xx/xxxx: Exception Satisfied, updated Title Policy provided	xx/xx/xxxx: Exception Satisfied, updated Title Policy provided
ZSUKYZ1YKJX	XXXXXXXXX	2021040005	Credit		Resolved	Resolved	ZSUKYZ1YKJX-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Missing the tax and insurance documentation for the rental properties xxx, xxx and xxx. Missing the mortgage statement for the property located at xxx		xx/xx/xxxx: Exception satisfied, Mortgage statement and confirmation of TandI for properties was provided	xx/xx/xxxx: Exception satisfied, Mortgage statement and confirmation of TandI for properties was provided
RW4GRP4SJFZ	XXXXXXXXX	2021040006	Credit		Resolved	Resolved	RW4GRP4SJFZ-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Appraisal showing city as "xxx", per Title and Mortgage - should be just "xxx".		xx/xx/xxxx: Cleared - Property is located in xxx noted by appraiser and accurately listed on Title and Mortgage - issue cleared	xx/xx/xxxx: Cleared - Property is located in xxx noted by appraiser and accurately listed on Title and Mortgage - issue cleared
MSCC1RFUHHG	XXXXXXXXX	2021040010	Credit		Resolved	Resolved	MSCC1RFUHHG-US9WXX90	Credit Report	* Credit Report expired (Lvl R)	Per guides, credit report must not be more than 90 days old as of the day of funding. Credit report dated xx/xx/xxxx, funding date xx/xx/xxxx. That is 94 days, credit report expired.		xx/xx/xxxx: Cleared - Internal policies and procedures allow for a 30 day to this PF overlay of a 90 day credit report rule without documenting in the file. This allowance is for certain credit transactions, specifically non-jumbo as disclosed in our policies and procedures section 24.9.13. Issue cleared	xx/xx/xxxx: Cleared - Internal policies and procedures allow for a 30 day to this PF overlay of a 90 day credit report rule without documenting in the file. This allowance is for certain credit transactions, specifically non-jumbo as disclosed in our policies and procedures section 24.9.13. Issue cleared
MSCC1RFUHHG	XXXXXXXXX	2021040010	Credit		Resolved	Resolved	MSCC1RFUHHG-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Per guides, PUD properties require the HOA contact information (address and phone number) be included in file, could not locate.		xx/xx/xxxx: Cleared: Lender providedevidence of HOA information - xxx HOA is managed by xxx xxx, CA xxxxx, xxx-xxx-xxxx clearing issue/.	xx/xx/xxxx: Cleared: Lender providedevidence of HOA information - xxx HOA is managed by xxx xxx, CA xxxxx, xxx-xxx-xxxx clearing issue/.
H3C15NIMVHS	XXXXXXXXX	2021040324	Credit		Resolved	Resolved	H3C15NIMVHS-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Borrower's DTI is 47.403%, which exceeds the maximum allowed per guidelines of 45%. AUS and 1008 in the file did not include the monthly mortgage payment of $xxx for a property located at xxx, WA xxxxx, however no evidence in the file showing the property has been sold or the mortgage has been paid in full.		xx/xx/xxxx: Cleared - CD from sale of home located in file changing DTI to 34.914% meeting guidelines and clearing issue	xx/xx/xxxx: Cleared - CD from sale of home located in file changing DTI to 34.914% meeting guidelines and clearing issue
H3C15NIMVHS	XXXXXXXXX	2021040324	Credit		Resolved	Resolved	H3C15NIMVHS-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	Borrower's DTI is 47.403%, which exceeds the maximum allowed per guidelines of 45%. AUS and 1008 in the file did not include the monthly mortgage payment of $xxx for a property located at xxx, WA xxxxx, however no evidence in the file showing the property has been sold or the mortgage has been paid in full.		xx/xx/xxxx: Cleared - CD from sale of home located in file changing DTI to 34.914% meeting guidelines and clearing issue	xx/xx/xxxx: Cleared - CD from sale of home located in file changing DTI to 34.914% meeting guidelines and clearing issue
XEPWI1E2CD3	XXXXXXXXX	2021040079	Compliance		Resolved	Resolved	XEPWI1E2CD3-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. xxx was xx/xx/xxxx and cannot count as a buisness day. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	CFPF Interpretive Rule for Timing Requirements for the 2021 xxx Federal Holiday	xx/xx/xxxx Cleared	xx/xx/xxxx Cleared
WWHIWY01CZM	XXXXXXXXX	2021040125	Compliance		Resolved	Resolved	WWHIWY01CZM-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial CD is missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date xx/xx/xxxx is required.	initial cd	xx/xx/xxxx Cleared.	xx/xx/xxxx Cleared.
FPBUIHFBV2Z	XXXXXXXXX	2021040131	Compliance		Resolved	Resolved	FPBUIHFBV2Z-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial CD is missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by provided the Closing Disclosures that were issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date xx/xx/xxxx is required.	CD Acknowledgement, Compliance Tracker, Initial CD	xx/xx/xxxx Cleared.	xx/xx/xxxx Cleared.
ARBS10G3MFH	XXXXXXXXX	2021040148	Credit		Resolved	Resolved	ARBS10G3MFH-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The Note amount is $xxx (page 306). The Homeowners Insurance Coverage is $xxx with an extended coverage of 50%, which is less than the note amount. No appraisal it is a rep and warrant relief. Replacement cost break down not in file.		xx/xx/xxxx: Exception satisfied, breakdown of replacement coverage provided	xx/xx/xxxx: Exception satisfied, breakdown of replacement coverage provided
3IPZHC514V4	XXXXXXXXX	2021040166	Compliance		Resolved	Resolved	3IPZHC514V4-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Disclousre Tracker	xx/xx/xxxx Cleared	xx/xx/xxxx Cleared
INGFB0ZGACC	XXXXXXXXX	2021040237	Credit		Active	2: Acceptable with Warnings	INGFB0ZGACC-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.
TNYD5X2NYXM	XXXXXXXXX	2021040249	Credit		Active	2: Acceptable with Warnings	TNYD5X2NYXM-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.
WZPBGTRFFFQ	XXXXXXXXX	2021040256	Credit		Active	2: Acceptable with Warnings	WZPBGTRFFFQ-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.
QT4G20KEL53	XXXXXXXXX	2021040314	Credit	Active	2: Acceptable with Warnings	QT4G20KEL53-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl 2)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, xx/xx/xxxx.	xx/xx/xxxx - Dispute: This is not a jumbo loan. As such, there is no DU only requirement in the CLP conforming guidelines.
											xx/xx/xxxx - Dispute: This is not a jumbo loan. As such, The Non-Permanent Resident requirements in the PF Jumbo guidelines are not applicable in the CLP conforming guidelines.
ELGBGZG1UCL	XXXXXXXXX	2021040018	Credit		Resolved	Resolved	ELGBGZG1UCL-L53T549Z	Documentation to support DU Data Missing	* Submission to DU data is not supported (Lvl R)	According to the information in the loan file, the borrower has a start date of xx/xx/xxxx (page 576), and the loan closed on xx/xx/xxxx (page 406). The DU (page 515) stated that the Lender will need to obtain a paystub prior to the delivery of the mortgage loan. The loan file is missing a paystub from the borrower's new employment.		xx/xx/xxxx: Cleared. This is not a FNMA delivery and the confirmed in file that the borrower was employed at the time of closing. No paystub required.	xx/xx/xxxx: Cleared. This is not a FNMA delivery and the confirmed in file that the borrower was employed at the time of closing. No paystub required.
EWKDBSO4QQS	XXXXXXXXX	2021040022	Compliance	Active	3: Curable	EWKDBSO4QQS-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl 3)	The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on xx/xx/xxxx and per the last revised PCCD issued on xx/xx/xxxx, the loan disbursed on xx/xx/xxxx. Loan could not disburse until after the end of the rescission period; rescission ended on xx/xx/xxxx. The defect can be cured by providing the true funding date.	xx/xx/xxxx Not cleared. Per 12 CFR Part 1026 2021 xxx Holiday for Closed-End Mortgage Requirements, timing requirement determined using version of business day definition in effect on the date rescission period began, xx/xx/xxxx.
xx/xx/xxxx Not cleared. Per 12 CFR Part 1026 2021 xxx Holiday for Closed-End Mortgage Requirements, timing requirement determined using version of business day definition in effect on the date rescission period began, xx/xx/xxxx.

IUZ3D12GK5E	XXXXXXXXX	2021040049	Compliance	Resolved	Resolved	IUZ3D12GK5E-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)	TILA Post-Consummation Revised Closing Disclosure Lending Policies. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
										The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $xxx.		xx/xx/xxxx Cleared, updated finance charge information.	xx/xx/xxxx Cleared, updated finance charge information.
3CDL21Q4BKK	XXXXXXXXX	2021040057	Compliance		Active	2: Acceptable with Warnings	3CDL21Q4BKK-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)	This loan failed the TRID Post-Consummation Event Validation Test. This loan has a post-consummation event date that occurs on xx/xx/xxxx the closing date and consummation date of the loan.
0TV5HY2JMKF	XXXXXXXXX	2021040335	Compliance		Active	2: Acceptable with Warnings	0TV5HY2JMKF-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
YP3MHFRVKTQ	XXXXXXXXX	2021040344	Credit		Resolved	Resolved	YP3MHFRVKTQ-12W30VUO	Title holder is not an individual	* Title holder is not an individual (Lvl R)	The Title Commitment reflects vesting as a Trust, and the loan file did not contain a completed Trust Certification as required by the State of California.		xx/xx/xxxx: Cleared. The title was moved out of trust prior to closing. Trust Agreement is not required.	xx/xx/xxxx: Cleared. The title was moved out of trust prior to closing. Trust Agreement is not required.
RLUOVRVL4UN	XXXXXXXXX	2021040414	Credit		Resolved	Resolved	RLUOVRVL4UN-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	File missing credit look-back prior to closing. Also, credit report is reporting an additional address of xxx as of xx/xx/xxxx. Need explanation for this additional address.		xx/xx/xxxx: Cleared. appraisal in file is dated xx/xx/xxxx - loan close xx/xx/xxxx.	xx/xx/xxxx: Cleared. appraisal in file is dated xx/xx/xxxx - loan close xx/xx/xxxx.
VZRCN3YQGGR	XXXXXXXXX	2021040419	Credit		Resolved	Resolved	VZRCN3YQGGR-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	File missing credit look-back prior to closing. Also, credit report is reporting an additional address of xx, AZ xxxxx as of xx/xx/xxxx. Need explanation for this additional address.		xx/xx/xxxx: Cleared. CCurrent credit in file and address is not required to be clarified.	xx/xx/xxxx: Cleared. CCurrent credit in file and address is not required to be clarified.
WHOWDRSSU2W	XXXXXXXXX	2021040428	Credit	Resolved	Resolved	WHOWDRSSU2W-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Missing mortgage statement for the property located at xxx	xx/xx/xxxx: Not Cleared. The mortgage statement for xxx is needed to confirm PITI for this property for proper calculation of the DTI.
xx/xx/xxxx: Exception satisfiec, evidence that mortgage was paid off provided	xx/xx/xxxx: Not Cleared. The mortgage statement for xxx is needed to confirm PITI for this property for proper calculation of the DTI.
													xx/xx/xxxx: Exception satisfiec, evidence that mortgage was paid off provided
TG5YBRTQQ10	XXXXXXXXX	2021040468	Compliance		Active	2: Acceptable with Warnings	TG5YBRTQQ10-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.
OXKZGJLCAFU	XXXXXXXXX	2021040470	Credit		Resolved	Resolved	OXKZGJLCAFU-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	Review final title to ensure the insured loan amount is $xxx.		xx/xx/xxxx: Cleared. Title amount on page 611 is sufficient $xxx.	xx/xx/xxxx: Cleared. Title amount on page 611 is sufficient $xxx.
WQ1HM4Z5KV1	XXXXXXXXX	2021040511	Compliance		Resolved	Resolved	WQ1HM4Z5KV1-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	The finance charge is $xxx. The disclosed finance charge of $xxx is not considered accurate because it is understated by more than $xxx. The loan is understated understated by $xxx. The following fees were included in the calculation: Administration Fee $xxx, Title Closing Protection Letter $xxx, Title Recording Services $xxx, Title Settlement/Escrow Fee $xxx. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.		xx/xx/xxxx cleared. Updated finance charge information.	xx/xx/xxxx cleared. Updated finance charge information.
CZOCHEVGVU2	XXXXXXXXX	2021040519	Credit		Resolved	Resolved	CZOCHEVGVU2-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The Homeowners Insurance Policy in the loan file (page 608) reflects dwelling coverage of $xxx with an extended limit of 20%, which is less than the loan amount of $xxx.		xx/xx/xxxx: Cleared. The policy in file on page 600 from xxx shows the replacement cost coverage determine by xxx is $xxx. This validates that the coverage is sufficient on page 608 of $xxx.	xx/xx/xxxx: Cleared. The policy in file on page 600 from xxx shows the replacement cost coverage determine by xxx is $xxx. This validates that the coverage is sufficient on page 608 of $xxx.
1EBQPUBDWWQ	XXXXXXXXX	2021040565	Credit		Resolved	Resolved	1EBQPUBDWWQ-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	A copy of the VVOE dated within 10 business days of the note date is not found in the file documents. VVOE in file dated xx/xx/xxxx		xx/xx/xxxx: Exception satisfied, VVOE was in file dated xx/xx/xxxx	xx/xx/xxxx: Exception satisfied, VVOE was in file dated xx/xx/xxxx
E3JKLSH3C04	XXXXXXXXX	2021040572	Credit		Resolved	Resolved	E3JKLSH3C04-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Missing 12 months rental history as required per guidelines.		xx/xx/xxxx: Exception satisfied, per guideline previous rental history is not rquired	xx/xx/xxxx: Exception satisfied, per guideline previous rental history is not rquired
BVRWWKH3K25	XXXXXXXXX	2021040585	Credit		Resolved	Resolved	BVRWWKH3K25-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Missing 2020 income documentation. P&L for 2020 and YTD P&L missing from file.		xx/xx/xxxx: Cleared. The file closed xx/xx/xxxx - xx/xx/xxxx taxes were not due until xx/xx/xxxx. xx/xx/xxxx P & L is acceptable.	xx/xx/xxxx: Cleared. The file closed xx/xx/xxxx - 2020 taxes were not due until xx/xx/xxxx. 2020 P & L is acceptable.
VKKEUZN13D0	XXXXXXXXX	2021040066	Credit		Resolved	Resolved	VKKEUZN13D0-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Hazard insurance policy not found.		xx/xx/xxxx: Cleared. HOI policy in file page 776. Carries replacement cost coverage as stipulated by Travelers Insurance attached.	xx/xx/xxxx: Cleared. HOI policy in file page 776. Carries replacement cost coverage as stipulated by Travelers Insurance attached.
MIPG4NRUYX2	XXXXXXXXX	2021040081	Compliance		Active	3: Curable	MIPG4NRUYX2-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 3)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on xx/xx/xxxx was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.		xx/xx/xxxx Not cleared. Per 12 CFR Part 1026 2021 xxx Holiday for Closed-End Mortgage Requirements, timing requirement determined using version of business day definition in effect on the date the creditor delivered the disclosure, xx/xx/xxxx.	xx/xx/xxxx Not cleared. Per 12 CFR Part 1026 2021 xxx Holiday for Closed-End Mortgage Requirements, timing requirement determined using version of business day definition in effect on the date the creditor delivered the disclosure, xx/xx/xxxx.
DADNUBDCOU5	XXXXXXXXX	2021040112	Compliance		Active	2: Acceptable with Warnings	DADNUBDCOU5-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)	This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on xx/xx/xxxx was provided more than 60 calendar days after the consummation date, xx/xx/xxxx. The PCCD was provided to correct the following item(s): Section H. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure.
KEZQ4PBAXJL	XXXXXXXXX	2021040118	Compliance		Active	2: Acceptable with Warnings	KEZQ4PBAXJL-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
VWMJWWZ1ZWY	XXXXXXXXX	2021040139	Compliance		Active	2: Acceptable with Warnings	VWMJWWZ1ZWY-BNMOTPNR	Disclosures	* Homeownership Counseling List (Lvl 2)	There is no date evident on the Homeownership Counseling Disclosure (HOC) provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, xx/xx/xxxx. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.
ULAAMEO4U2V	XXXXXXXXX	2021040205	Credit		Resolved	Resolved	ULAAMEO4U2V-4UIPD48Y	AUS Missing	* Missing AUS (Lvl R)	The only AUS in file is on page 127 and dated xx/xx/xxxx. The loan closed on xx/xx/xxxx and disbursed on xx/xx/xxxx. The AUS before submission #5 is not in the loan file.		xx/xx/xxxx: Cleared	xx/xx/xxxx: Cleared
ZS3HR44JF0E	XXXXXXXXX	2021040298	Credit		Resolved	Resolved	ZS3HR44JF0E-PXITUQYJ	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	Initial Application, pages 441/443/456/458/439/442, is showing borrowers request to change "Married" to "Unmarried", this matches how mortgage is vested. Not changed on final application.		xx/xx/xxxx: Exception satisfied,executed statement of idenity provided	xx/xx/xxxx: Exception satisfied,executed statement of idenity provided
FUQC0EYD5FR	XXXXXXXXX	2021040299	Credit		Resolved	Resolved	FUQC0EYD5FR-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Missing VVOE with in 10 days if closing.		xx/xx/xxxx: Cleared - VVOE within 10 business days provided clearing issue	xx/xx/xxxx: Cleared - VVOE within 10 business days provided clearing issue
RO11IJNA54Q	XXXXXXXXX	2021040044	Credit		Resolved	Resolved	RO11IJNA54Q-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file does not include a HELOC Freeze/Close letter from the borrowers to the lender instructing that the line be closed. A copy of this required document must be uploaded to the file.		xx/xx/xxxx: Exception satisfied, evidence that HELOC account is frozen/closed provided	xx/xx/xxxx: Exception satisfied, evidence that HELOC account is frozen/closed provided
RG0BO3GRDQE	XXXXXXXXX	2021040050	Credit		Resolved	Resolved	RG0BO3GRDQE-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file does not include evidence on whether or not the property at xxx is still owned. Acceptable evidence of that property disposition (a copy of that final settlement statement) is required and must be uploaded to the file.		xx/xx/xxxx: Cleared - 2020 tax returns reflects property was sold on xx/xx/xxxx - issue cleared	xx/xx/xxxx: Cleared - xx/xx/xxxx tax returns reflects [rp[ertu was sold on xx/xx/xxxx - issue cleared
JCDSNFVMJTR	XXXXXXXXX	2021040052	Credit		Resolved	Resolved	JCDSNFVMJTR-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The borrower receives Child Support in the amount of $xxx (page 367). The child support for the 2 children will last over 3 years based on their date of birth. While there is a Court Order showing that the borrower is to receive $xxx per month, there is no supporting documentation showing that the borrower received the Child Support. The Fannie Mae DU (page 312) states that the Child Support must be documented with no less than 6 months of the borrower's most regular receipt of the full payment.		xx/xx/xxxx: Cleared Received 6 months of bank statements showing the child support. Deposits have come directly from the court as well as direct deposit form ex husbands account to total $xxx. monthly.	xx/xx/xxxx: Cleared Received 6 months of bank statements showing the child support. Deposits have come directly from the court as well as direct deposit form ex husbands account to total $xxx. monthly.
QR3JR2Y34PC	XXXXXXXXX	2021040376	Credit		Resolved	Resolved	QR3JR2Y34PC-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The credit report does not contain references for three xxx mortgages. Provide supplemental credit report or canceled checks/paid in full documents to provide satisfactory payment history; or, evidence that they are paid in full.		xx/xx/xxxx: Cleared. Loan contains bank statements for 25 months in file showing a mortgage payment for 24 months in the amounts of $xxx and reduced in xx/xx/xxxx to $xxx and then increased to $xxx in xxx. This amount covers the three mortgages listed for xxx. xxx has miss a payment option without consideration for a late pay. Borrowers took option in xx/xx/xxxx.	xx/xx/xxxx: Cleared. Loan contains bank statements for 25 months in file showing a mortgage payment for 24 months in the amounts of $xxx and reduced in xx/xx/xxxx to $xxx and then increased to $xxx in xxx. This amount covers the three mortgages listed for xxx. xxx has miss a payment option without consideration for a late pay. Borrowers took option in xx/xx/xxxx.
F2B0OEOI4XZ	XXXXXXXXX	2021040155	Credit		Resolved	Resolved	F2B0OEOI4XZ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Initial 1003/Application has "Permanent Resident Alien" checked for both borrowers. Final 1003/Application has "U.S. Citizen" checked. Credit report shows SSN was issued in 2002. Need additional information/documentation regarding this citizenship change. Also, Note reflects property city as "xxx" but appraisal shows city as "xxx". No explanation provided.		xx/xx/xxxx: Cleared	xx/xx/xxxx: Cleared
LFHNYF0FD5X	XXXXXXXXX	2021040160	Credit		Resolved	Resolved	LFHNYF0FD5X-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The loan amount is $xxx (page 399). The Homeowners Insurance coverage is $xxx with an increased coverage amount of $xxx = $xxx. There is no documentation showing the replacement cost is less than or equal to $xxx. Minimal coverage of $xxx is required.	xx/xx/xxxx- Dispute: Per Section 3.13.13.1 of PF Conforming guidelines, the homeowners insurance coverage simply needs to evidence Replacement Cost coverage for the dwelling. Only in the scenario when Replacement Cost is not specified, would the dwelling coverage need to cover the greater of the loan amount or 80% of the replacement cost on a cost estimate for the property. Since the xxxxx dec page in file shows "Dwell Repl Cost - Similar Construction" under Policy Type, replacement cost coverage is confirmed; thus, the dwelling coverage does not need to cover the loan amount to meet PF Conforming guidelines.	xx/xx/xxxx - Exception satisfied	xx/xx/xxxx - Exception satisfied
3Z3OZKKJX4N	XXXXXXXXX	2021040165	Compliance		Resolved	Resolved	3Z3OZKKJX4N-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	The initial CD is missing from the file. As a result the following reviews could not be performed: TILA Accuracy, QM Testing, Federal and State Testing, tolerance violation review, and final Closing Disclosure accuracy. The defect can be cured by providing the Initial Closing Disclosure that was issued to the consumer. In addition, evidence that the initial was received by the consumer at least 3-business days prior to the consummation date xx/xx/xxxx is required.	Initial CD	xx/xx/xxxx Cleared/	xx/xx/xxxx Cleared/